Revenue and Capitalized Contract Costs - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized that were included in deferred revenue	$ 225.9	$ 144.1
Revenue expected to be recognized from remaining performance obligations for subscription contracts	$ 2,600.0
Expected life of customers	15 years
Depreciation rate using declining balance method (percentage)	2.4